Voya Global Bond Portfolio Expense Example - Voya Global Bond Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,630
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,055
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	$ 1,346